Marketable debt securities - Senior Unsecured Notes (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Total financial liabilities	$ 1,259,588	$ 1,191,900
Marketable debt securities
Financial liabilities
Total financial liabilities	103,062	96,296
Senior Unsecured Notes
Financial liabilities
Financial liabilities	19,482	19,449
Accrued interest	108	109
Total financial liabilities	$ 19,590	$ 19,558
Rate (as a percent)	4.125%	4.125%